RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,772,299
Balance, end of period	2,448,066
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	21,135,018
Additions	1,723,798
Write-offs	(1,663,583)
Modifications	(4,964)
Transfers	29,352
Balance, end of period	21,219,621
Right-of-use assets | Cost | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	16,871,616
Additions	1,082,803
Write-offs	(1,137,606)
Modifications	(27,344)
Transfers	29,352
Balance, end of period	16,818,821
Right-of-use assets | Cost | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,966,123
Additions	548,829
Write-offs	(353,482)
Modifications	0
Transfers	0
Balance, end of period	3,161,470
Right-of-use assets | Cost | Restorations
Changes in property, plant and equipment [abstract]
Balance, beginning of period	911,522
Additions	61,215
Write-offs	(168,000)
Modifications	21,624
Transfers	0
Balance, end of period	826,361
Right-of-use assets | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	385,757
Additions	30,951
Write-offs	(4,495)
Modifications	756
Transfers	0
Balance, end of period	412,969
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(11,009,994)
Additions	(1,180,957)
Write-offs	817,382
Modifications	0
Transfers	0
Balance, end of period	(11,373,569)
Right-of-use assets | Depreciation | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,023,486)
Additions	(754,249)
Write-offs	628,580
Modifications	0
Transfers	0
Balance, end of period	(9,149,155)
Right-of-use assets | Depreciation | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,230,207)
Additions	(283,529)
Write-offs	60,982
Modifications	0
Transfers	0
Balance, end of period	(1,452,754)
Right-of-use assets | Depreciation | Restorations
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(560,763)
Additions	(102,347)
Write-offs	127,374
Modifications	0
Transfers	0
Balance, end of period	(535,736)
Right-of-use assets | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(195,538)
Additions	(40,832)
Write-offs	446
Modifications	0
Transfers	0
Balance, end of period	R$ (235,924)
Right-of-use assets | Depreciation | Weighted average rate (p.a.) | Aircraft, engines and simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%
Right-of-use assets | Depreciation | Weighted average rate (p.a.) | Maintenance
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	19.00%
Right-of-use assets | Depreciation | Weighted average rate (p.a.) | Restorations
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	22.00%
Right-of-use assets | Depreciation | Weighted average rate (p.a.) | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	21.00%
Right-of-use assets | Right-of-use assets, net
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 10,125,024
Additions	542,841
Write-offs	(846,201)
Modifications	(4,964)
Transfers	29,352
Balance, end of period	R$ 9,846,052